June 8, 2007

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F. St., N.E.

Washington, D.C. 20549-3561

Re:	Rex Energy Corporation
Form S-1 Filed April 27, 2007
File No. 333-142430

Attention: Ms. Donna Levy, Attorney

On behalf of Rex Energy Corporation (the “Company”), we are responding to your comment letter dated May 29, 2007 (the “Comment Letter”) with respect to the Company’s Registration Statement on Form S-1, filed April 27, 2007 (as amended, the “Registration Statement”). To facilitate your review, we have included in this letter your original comments followed by our responses, which have been numbered to correspond with the Comment Letter. The Company is filing today, via EDGAR, Amendment No. 1 to the Registration Statement (“Amendment No. 1”), together with this response letter. We have also sent to your attention today, via Federal Express, copies of Amendment No. 1, as well as marked copies of the foregoing which indicate changes made to the original filing. Page references in our responses refer to pages in the marked copy of Amendment No. 1.

General

1.	You will expedite the review process if you address each portion of every numbered comment that appears in this letter. Provide complete responses and, where disclosure has changed, indicate precisely where in the marked version of the amendment you file we will find your responsive changes. Similarly, to minimize the likelihood that we will reissue comments, please make corresponding changes where applicable throughout your document. For example, we might comment on one section or example, but our silence on similar or related disclosure elsewhere does not relieve you of the need to make appropriate revisions elsewhere as appropriate.

2.	We will need time to review all new disclosure, including the intended price range, the identity of the selling shareholders and any updates regarding legal or environmental matters. Similarly, we will need time to review all omitted appendices and exhibits, including schedules. You can expedite the review process by providing all this information and, where appropriate, by filing all such documents promptly. Examples include the following:

•	underwriting agreement;
•

all material contracts, including: (a) those relating to the pending private placements and the share exchanges; (b) the contract with Countrymark Cooperative, LLP, your primary customer; (c) the term sheets for the KeyBank senior secured revolving credit facility; and (d) the employment agreements;

•	the 2007 Long-Term Incentive Plan;

•	the legality opinion; and
•	all related party contracts discussed in the Related Party Transactions section.

Response:

The opinion of Fulbright & Jaworski L.L.P., the 2007 Long-Term Incentive Plan, the forms of Employment Agreements and the related party contracts have been filed as Exhibits to Amendment No. 1. Please see Exhibits 5.1, 10.1, 10.2, 10.3, 10.7, 10.8 and 10.9 to Amendment No. 1.

With respect to the pending private placements, equity holders of the Founding Companies signed (i) a consent to the Reorganization Transactions, (ii) an investor suitability questionnaire, (iii) the Registration Rights Agreement (the form of which has been filed as Exhibit 4.2 to the Registration Statement) and (iv) a W-9. The equity holders of the Founding Companies will also sign the underwriting agreement, a custody agreement, a power of attorney and an election form.

Although the original filing referred to the Company’s arrangement with Countrymark Cooperative, LLP (“Countrymark”) as a “contract,” that description was not accurate. The parties have agreed to a pricing sheet setting forth the price per barrel at which Countrymark will purchase crude oil from the Company; however, the Company is not obligated to sell, nor is Countrymark obligated to purchase, crude oil under the terms of the pricing sheet. The Registration Statement has been revised to refer to the revenue the Company receives from its sales of oil to Countrymark. Please see page 20 of Amendment No. 1.

While the Company is currently negotiating a term sheet with its lender, it does not intend to enter into any resulting credit facility until after completion of the offering. As the term sheet is not a contract and is non-binding on the Company and the lender, the Company does not intend to file it as an Exhibit to the Registration Statement.

In a subsequent amendment to the Registration Statement, the Company will include the intended price range and the identity of the selling equity holders and will file the form of underwriting agreement and the forms of the merger and reorganization agreements for the Reorganization Transactions.

3.	Please update your financial statements and other financial discussion. Refer to Rule 3-12 of Regulation S-X.

Response:

The Registration Statement has been revised by including interim period information in the Company’s financial statements and other financial discussion throughout Amendment No. 1.

4.

We note the text that you include after the Table of Contents under the caption “Industry and Market Data.” You are responsible for the accuracy and completeness of all disclosure that appears in your prospectus and in your filings with the Commission. Any suggestion otherwise, including “we have not independently verified the information and cannot guarantee its accuracy and completeness,” is inappropriate. Please revise accordingly.

Response:

The Registration Statement has been revised to remove the section entitled “Industry and Market Data.”

Prospectus Summary, page 1

5.	The summary should not merely repeat the text of the prospectus but should provide a brief overview of the key aspects of the offering. You appear to repeat verbatim text that also appears at pages 60-62 and at page 70, for example. Identify those aspects of the offering that are the most significant, and determine how best to highlight those points in clear, plain language. Similarly, to provide balance, briefly discuss the risks and challenges you face when attempting to use your competitive strengths to implement your business strategy.

Response:

The summary in the Registration Statement has been revised to comply with your comments above. Please see pages 1 through 10 of Amendment No. 1.

6.	Provide us with independent third party support for your assertions regarding your status or position in the Illinois Basin. At page 4, you indicate that the Lawrence Field is the largest in that location, at page 1 you indicate you are one of the largest producers there and at page 62, you refer to your “leading” position in the Illinois Basin.

Response:

The Company will provide under separate cover third-party support relating to these assertions.

The Reorganization Transactions, page 11

7.	Please expand your disclosure under this heading, and similar disclosures appearing elsewhere in the filing, to specify the level of minority interests being acquired for each of the entities listed.

Response:

The Registration Statement has been revised to specify the level of minority interests being acquired for each of the entities listed. Please see pages 11 and 108 of Amendment No. 1.

Risk Factors, page 18

8.	The last sentence in the introductory paragraph is unnecessary, since you make clear that you are disclosing what you consider to be the material risks. Please revise accordingly.

Response:

The Registration Statement has been revised to remove the last sentence in the introductory paragraph to the section entitled “Risk Factors.” Please see page 18 of Amendment No. 1.

9.	Revise the section generally to eliminate text that mitigates the risk you present, including clauses that begin “while” or “although” and references to actions taken in accordance with “customary industry practices.” Also, rather than stating that you “cannot assure” or that there “can be no assurance” regarding a particular outcome, revise to state the risk plainly and directly.

Response:

The Registration Statement has been reviewed and revised to remove what the Company believes is mitigating language from the risk factors. Please see pages 18 through 29 of Amendment No. 1.

10.	Eliminate generic risks that apply to all public or all newly public companies, including “We will incur increased costs as a result of being a public company.” This information may appear elsewhere in your prospectus, if appropriate.

Response:

The Registration Statement has been revised to remove generic risk factors applicable to all public or newly public companies or to include more disclosure regarding the specific impact to the Company. See also our response to Comment 11. Please see pages 18 through 29 of Amendment No. 1.

Risk Related to Our Business

A substantial or extended decline in oil and natural gas prices may adversely affect our business, page 18

11.	This risk factor could apply to any company in your industry. Please revise this and other generic risks to explain how each specifically relates to your operations. For example, please discuss whether any of your operations lack or have been harmed in the past due to limited access to “pipeline infrastructure, treating, transportation and refining facilities.” However, do not revise risks to identify an absence of prior problems, as that type of mitigating language does not belong in the Risk Factors section.

Response:

The Registration Statement has been revised to explain the specific risk that a decline in oil and natural gas prices could adversely affect the Company because of the potential for lower regional oil prices in the Illinois Basin than in other oil-producing regions in the United States and because the higher operating cost of many of the Company’s fields makes its profitability more sensitive to oil and natural gas price declines. We also note that the commodity price risk for an exploration and production company, although it may be characterized as “generic” for exploration and production companies, is nevertheless a substantial risk for companies in this specific industry that the Company believes should be emphasized to potential investors. Please see page 18 of Amendment No. 1.

Certain holders of the equity interests…acting in concert…will be able to exercise control, page 29

12.	Your captions need to identify the risk precisely. If true, revise this caption to state explicitly that Mr. Shaner will be able to exercise control by himself, since he will hold 51% of the shares.

Response:

The Registration Statement has been revised to state the precise ownership percentages of the Company’s common stock held by each of Mr. Shaner and the Company’s other executive officers following completion of the offering. Please see page 29 of Amendment No. 1.

Use of Proceeds, page 32

13.	Provide all the detail that Item 504 of Regulation S-K requires. For example, quantify the “remainder,” and break down the amount to be used for leasehold acquisitions.

Response:

The Registration Statement has been revised to disclose the amount of proceeds remaining after the Company retires all the senior debt facilities and other notes payable to unrelated parties of the Founding Companies. Please see page 31 of Amendment No. 1.

Pro Forma Combined Financial Data, page 40

14.	You state that your pro forma financial statements are derived from the “unaudited pro forma financial statements” of Rex Energy Corporation. However, it appears these are actually based upon the “audited” historical (not pro forma) financial statements of Rex Energy Corporation. Please revise your disclosure to eliminate this discrepancy.

Response:

The Registration Statement has been revised to clarify from which financial statements the pro forma financial statements are derived. Please see page 39 of Amendment No. 1.

15.	You indicate that the pro forma combined financial statements reflect the reorganization transaction, initial public offering and two acquisitions. Please expand the introductory section to identify the particular aspects of the reorganization transactions and initial public offering that are being reflected in your pro forma presentation. Also include details for the pro forma adjustments on page 43, showing the underlying computational support for each of the adjustments, including the property and equipment increase, minority interests acquired, and tax provision estimate. Please indicate the date each acquisition was consummated in the introductory section.

Response:

The Registration Statement has been revised to identify the particular aspects of the reorganization transactions and initial public offering that are being reflected in the Company’s pro forma presentation. Please see page 39 of Amendment No. 1. The Registration Statement has also been revised to detail the computational support for each of the pro forma adjustments. Please see page 45 of Amendment No. 1. The Registration Statement includes the consummation date for each acquisition on page 39 of Amendment No. 1.

16.	To facilitate an understanding of the impacts of the individual transactions planned, please organize your pro forma adjustments into groups under sub-headings, which correspond to the transactions and their intended sequence of occurrence: (i) reorganization transactions; (ii) initial public offering; and (iii) acquisitions, with separate identification of the impact of the minority interests being acquired.

Response:

The Registration Statement has been revised to organize the Company’s pro forma adjustments into groups under sub-headings corresponding with the transactions and their intended sequence of occurrence. Please see pages 41 through 44 of Amendment No. 1.

17.	Given that you present limited historical details in your statements of revenues and direct operating expenses for the entities acquired, excluding indirect expenses that would otherwise be attributable to the operations, tell us how you have come to the view that total pro forma income from operations is a factually supportable metric.

Response:

The Company believes that total pro forma income from operations is a factually supportable metric given the exclusion of indirect expenses associated with the three acquisitions included in its pro forma statements. These acquisitions did not result in increases to the Company’s overhead from indirect expenses associated the acquisitions because the Team Energy related acquisitions were in fields in close proximity, and in some cases directly adjacent to, the Company’s existing operations in the Illinois Basin. In addition, the TSAR Energy acquisition was an acquisition of non-operated interests in fields in which the Company already operated. These three acquisitions, therefore, did not cause the Company to increase its corporate staff or expenses, other than field level expenses that are included in direct operating expenses set forth in the audits of these acquisitions.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 45

General

18.	We note the disclosure on page 28 of the existence of material weaknesses in regard to several of your subsidiaries that would constitute significant deficiencies in internal controls over financial reporting for the combined entity that were identified by your auditor in April 2007. Please describe the material weaknesses and identify the subsidiaries, state how long the material weaknesses have existed, and identify and discuss what measures you have taken, and plan to take, if any, to remedy them.

Response:

The Registration Statement has been revised to include a description of the material weaknesses of the applicable Founding Companies. Please see the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Identified Material Weaknesses of Certain Founding Companies” beginning on page 63 of Amendment No. 1.

How We Generate Our Revenue, page 46

19.	The order of the financial information presented in the revenue table, as well as in other tables presented throughout your MD&A, is in ascending order, earliest year first, which does not correspond with the order of presentation in the financial statements, which are presented in descending order, latest year first. Please revise your disclosures to consistently order financial information throughout your filing to comply with the guidance in SAB Topic 11:E.

Response:

The Registration Statement has been revised to present in descending order the Company’s financial information throughout the Registration Statement. Please see, for example, page 48 of Amendment No. 1.

How We Evaluate Our Operations, page 46

EBITDA, page 46

20.	We note your definition of EBITDA includes adjustments for the impacts of unrealized income or losses from financial derivatives. However, the addition or exclusion of these items in the determination of EBITDA is not provided for by Item 10(e)(1)(ii)(A) of Regulation S-K. Accordingly, please amend your disclosures to either modify your calculation or to utilize alternate labeling for this measure.

Response:

The Registration Statement has been revised to clarify that management uses EBITDAX as a measure to analyze the Company’s performance and to define such term. EBITDAX is a financial measure used by the Founding Companies’ existing commercial lenders, and is expected to be used in connection with the Company’s proposed new senior credit facility. Please see page 48 of Amendment No. 1.

Growth in our Proved Reserve Base, page 47

21.	Given your disclosures stating that you measure your ability to grow proved reserves over the amount of your total production and, on page 48, that your proved reserves have risen year over year by the percentages indicated, please also disclose the rate of reserve replacement for each year presented. Such rate should be further explained by describing the extent to which the reserve replacements were based on acquisitions or sales of reserves in place, extensions and discoveries, and revisions of prior estimates.

Response:

The Registration Statement has been revised to disclose the Company’s rate of reserve replacement for each year presented and to describe the extent to which the reserve replacements were based on acquisitions or sales of reserves in place, extensions and discoveries, and revisions of prior estimates. Please see page 49 of Amendment No. 1.

Results of Operations, page 51

22.	We note that you discuss four acquisitions completed during 2006 which significantly impacted your business. Please expand your disclosure to also address the significant acquisitions you made during 2005, including the effects of these acquisitions, impacting the comparability of your financial information.

Response:

The Registration Statement has been revised to address and discuss the effects of the Company’s significant acquisitions in 2005. Please see pages 53 and 54 of Amendment No. 1.

Capital Resources and Liquidity, page 54

23.	It appears that you refer to your current credit facilities using different terms. On page 54 you refer to “revolving credit facilities” and on page 56 you refer to “senior credit facilities.” If the facilities are the same, please revise to make this clear. If instead you also have “junior credit facilities,” revise to discuss them in necessary detail.

Response:

The Registration Statement has been revised to refer throughout to the Company’s “senior credit facility.” Please see, for example, page 58 of Amendment No. 1.

Financing Activities, page 57

24.	We note your discussion of the new KeyBank senior secured revolving credit facility. Please describe in this section the expected material terms of the new revolver. We note that on pages 29 and 32 you state that the revolver may contain terms that prevent you from paying dividends, and on page 21 that the revolver may limit your ability to enter into derivative contracts associated with future commodity prices.

Response:

The Registration Statement has been revised to disclose the expected material terms of the Company’s new senior credit facility. Please see pages 61 and 62 of Amendment No. 1.

25.	We note your reference in the last sentence of the second full paragraph on page 57 to the working capital covenant related to the revolving credit facility. Revise to clarify whether you are referring to the proposed Key Bank revolver, the revolving credit facilities that you will pay off with the proceeds of the offering, or to both.

Response:

The Registration Statement has been revised to disclose the covenants and other material terms of the Company’s expected senior credit facility with KeyBank NA. Please see pages 61 and 62 of Amendment No. 1.

Contractual Commitments, page 58

26.	Please provide the tabular disclosure that Item 303(a)(5) of Regulation S-K requires.

Response:

The Registration Statement has been revised to include the tabular disclosure relating to contractual commitments required by Item 303(a)(5) of Regulation S-K. Please see page 63 of Amendment No. 1.

Business

Environmental Matters, page 77

27.	Revise the third paragraph to clarify that you describe the material laws and regulations, rather than merely “some” of them.

Response:

The Registration Statement has been revised to clarify that the disclosure is being made with respect to the laws and regulations that could have a material impact on our business operations. Please see page 84 of Amendment No. 1.

Management, page 83

Executive Officers and Directors, page 83

28.	Revise to clarify the reference to “three vacancies.” You appear to already have four directors. If the intended board size is seven, state that explicitly.

Response:

The Registration Statement has been revised to clarify that the intended board size is seven. Please see page 90 of Amendment No. 1.

29.	Please revise Mr. Lombardi’s sketch to indicate his principal occupation since February 2007.

Response:

The Registration Statement has been revised to indicate Mr. Lombardi’s principal occupation since February 2007. Please see page 90 of Amendment No. 1.

30.	State whether there is any family relationship between Benjamin Hulb[u]rt and Christopher Hulb[u]rt. See Item 401(d) of Regulation S-K.

Response:

The Registration Statement has been revised to state the family relationship between Benjamin Hulburt and Christopher Hulburt. Please see pages 90 and 91 of Amendment No. 1.

Compensation Discussion and Analysis

Our Board of Directors, page 84

31.	We note that you have at present one independent director and that you plan to establish committees consisting of varying numbers of directors, some of whom will be independent. When known, revise to include all necessary corporate governance disclosure pursuant to Item 407(a) of Regulation S-K. For example, identify each independent director, as well as any nominating and corporate governance, audit and compensation committee members who are not independent. See Section V.D of Release No. 33-8732A (Nov. 7, 2006) for additional guidance.

Response:

The Registration Statement has been revised to clarify that the Company will be relying upon the Nasdaq Marketplace Rules’ exemption relating to board composition and director independence requirements. The Registration Statement has also been revised to disclose the independent and non-independent members of each board committee. Please see pages 92 and 93 of Amendment No. 1.

Responsibilities of the Compensation Committee, page 86

32.	You state that two of the responsibilities of the Compensation Committee will be to make recommendations with respect to general compensation policies and to recommend compensation levels. However, on page 88 you state that the Compensation Committee will determine the compensation for each executive officer. Please clarify whether it is the Compensation Committee or the full Board that sets the pay of the executive officers.

Response:

The Registration Statement has been revised to clarify that the Company expects that the Compensation Committee will determine the compensation for each executive officer. Please see page 94 of Amendment No. 1.

Compensation Program Objectives, page 87

33.	You state that the Compensation Committee is responsible for a comparative analysis of your compensation program against others in the industry to ensure that your program is competitive. You identify five competitors who you state provide a relevant benchmark for comparison. Please discuss how you use the information you obtain from your benchmarking to establish compensation. For example, state whether you have a policy for setting the pay of your executive officers within a specified range of the compensation levels of your peer group.

Response:

The Registration Statement has been revised to clarify that the Company expects that the Compensation Committee will review the compensation paid to executives within the Company’s peer group to ensure that the total compensation to the Company’s executives falls within the maximum and minimum levels of total compensation paid to executives within the Company’s peer group. Please see page 96 of Amendment No. 1.

Annual Incentive Bonuses, page 90

34.	You state that in this section there were no specific individual performance goals for the 2006 incentive awards. However, you state on page 95 that Mr. Shawver is eligible to receive a monthly performance bonus of $5,000 for any month in which the average barrels of oil sold per day for oil wells in the Illinois Basin equals or exceed certain targets. Please reconcile these statements.

Response:

The Registration Statement has been revised to clarify that, with the exception of Mr. Shawver’s eligibility to receive a monthly performance bonus, there were no specific individual performance goals for the 2006 incentive awards. Please see page 98 of Amendment No. 1.

35.	We refer you to Instruction 4 to Item 402(b) of Regulation S-K and to Release 33-8732A, Section II.B.2, including footnote 94. Please disclose the specific performance targets for

Mr. Shawver. Alternatively, supplementally provide us with your analysis of how you meet the standard for confidential treatment for these targets. In addition, to the extent there is sufficient basis to keep the targets confidential, disclose how difficult or likely you believe it will be for Mr. Shawver to be awarded bonuses based on the undisclosed target. Also confirm whether for 2006 Mr. Shawver met the target every month.

Response:

The Registration Statement has been revised to disclose the specific performance targets for Mr. Shawver with respect to his monthly performance bonus. Please see pages 103 and 104 of Amendment No. 1.

36.	Once you establish targets with regard to individual and aggregate bonus amounts for fiscal 2007, disclose the target levels and performance goals set for each named executive officer. To the extent you believe there is a sufficient basis to keep the targets or other factors confidential, discuss this supplementally using the standard you would use to request confidential treatment. And in that case disclose how difficult or likely you believe it will be for the executives to be awarded bonuses based on the undisclosed target and other factors listed.

Response:

The Company does not intend to establish the target levels and performance goals set for each named executive officer until the Compensation Committee is comprised of a majority of independent directors, which will not occur until after completion of the offering. Once the Compensation Committee is comprised of a majority of independent directors, the Company will disclose target levels and performance goals set for each of its named executive officers, unless the Company believes there is a sufficient basis to keep the target levels and performance goals confidential.

Executive Compensation

Summary Compensation, page 92

37.	We note that you pay a monthly fee to Charlie Brown Air Corp. for the use of two airplanes. Confirm to us that you have determined that no disclosure in regard to the use of the planes by any named executive officer or director is required under Item 402(c)(2)(ix)(A) of Regulation S-K.

Response:

The Company has analyzed the use by its named executive officers of the two airplanes discussed in the Registration Statement and has determined that such use is not reportable under Item 402(c)(2)(ix)(A) of Regulation S-K.

38.	At page 91, you indicate that the automobile allowance is $500 per month. In the summary compensation table, you include footnotes indicating that the amount is $400 monthly. Please reconcile these amounts.

Response:

The Registration Statement has been revised to clarify that the automobile allowance is currently $400 per month, but will increase to $500 per month for each of Benjamin Hulburt, Mr. Shields, Mr. Stabley and Christopher Hulburt pursuant to the terms of their respective employment agreements to be entered into concurrently with the completion of the offering. Please see page 99 of Amendment No. 1.

39.	We refer you to Item 402(c)(2)(ix)(E) of Regulation S-K, which requires the disclosure of registrant contributions to defined contribution plans. We note that employees are eligible to participate in your 401(k) Retirement Savings Plan and that they receive a 5% match of amounts contributed. It does not appear that any match amounts are included in the “All Other Compensation” column on this table for any named executive officer. Please advise.

Response:

The Registration Statement has been revised to include disclosure of the Company’s contributions to the 401(k) Retirement Savings Plans of each of the named executive officers. Please see page 101 of Amendment No. 1.

Director Compensation, page 95

40.	If true, please disclose that Mr. Shaner receives no compensation for his activities as Chairman.

Response:

The Registration Statement has been revised to clarify that the Company currently pays Mr. Shaner a salary for his service as the Company’s Chairman, but that he will no longer receive such salary following completion of the offering (although he will be entitled to receive any director compensation awarded to the Company’s non-employee directors). Please see page 101 of Amendment No. 1.

2007 Long-Term Incentive Plan, page 95

41.	Disclose when the plan is adopted, and when known or practicable provide the currently omitted details. We note that you plan to adopt the plan prior to the completion of this offering.

Response:

The currently omitted details in the description of the Company’s 2007 Long-Term Incentive Plan (the “Plan”) relate to the number of shares offered under the Plan, which is tied to the number of shares of the Company’s common stock to be outstanding immediately following completion of the offering. Once the Company has determined the number of shares of its common stock to be sold in the offering, and thus the number of shares to be outstanding immediately after completion of the offering, the Registration Statement will be revised to disclose the currently omitted details of the Plan.

The Reorganization Transactions, page 99

42.	Specify the exchange ratios for the mergers and the share exchanges. Also explain to us and revise Item 15 to describe the exemption(s) from Securities Act registration requirements that you believe apply to the offerings and issuances of securities in each case.

Response:

The Registration Statement has been revised to specify the exchange ratios for the mergers and share exchanges, based on an assumed offering price and estimated number of shares outstanding upon completion of the offering. Please see page 109 of Amendment No. 1.

The Company believes that Section 4(2) of the Securities Act of 1933, as amended, and Rule 506 of Regulation D promulgated thereunder, provide the exemptions for the offerings and issuances of securities in the mergers and share exchanges. Item 15 of the Registration Statement does not require disclosure of the issuances because they will not be made until after the Registration Statement has been declared effective.

43.	Explain how and by whom the amount and type of the consideration to be paid by Rex Energy in regard to the Reorganization Transactions was determined, including how the Board of Rex Energy was able to determine that the consideration to be paid is fair from a financial point of view. Discuss the role of any participants who are related parties or who otherwise have potential conflicts of interest. With regarding to the “Fairness Opinion” discussion at page 103, please revise to clarify whether the advisor found the transaction to be fair in each case.

Response:

The Registration Statement has been revised to discuss the engagement, by Rex Energy Operating Corp.’s board of directors, of Sanders Morris Harris, Inc. (“Sanders Morris”), an independent third party advisor, to determine the value of each of the Founding Companies. Please see page 108 of Amendment No. 1. The Registration Statement has also been revised to clarify that Sanders Morris found the transactions to be fair to each Founding Company. Please see page 114 of Amendment No. 1.

Principal and Selling Shareholders, page 104

44.	Revise the tabular disclosure to clarify whether Mr. Shaner’s and Messrs. Hulb[u]rt’s listed holdings and beneficial ownership interest reflect in each case the shares beneficially held by the limited partnerships. If not, explain clearly why the partnership holdings are properly omitted from the totals.

Response:

The Registration Statement has been revised to clarify and quantify the shares of the Company’s stock beneficially held by the limited partnerships and for which each of Mr. Shaner and Mr. Hulburt disclaim beneficial ownership. Please see page 115 of Amendment No. 1.

Related Party Transactions, Conflicts of Interest and Certain Relationships, page 106

45.	Please file as an exhibit each of the related party agreements discussed in this section, or explain to us in each case why you believe you need not file them.

Response:

The Company has filed the related party agreements as Exhibits 10.7, 10.8 and 10.9 to the Registration Statement.

46.	Disclose the amounts paid to Shaner Hotels for the past three fiscal years, and expected to be paid in 2007, for the administrative services it provides.

Response:

The Registration Statement has been revised to disclose the amounts the Company paid to Shaner Solutions Limited Partnership for each of 2006, 2005 and 2004 for the administrative services it provided to the Company. Please see page 117 of Amendment No. 1.

47.	Please provide the disclosure required by Item 404(b) of Regulation S-K. Please add a risk factor that discusses the risk to investors resulting from Mr. Shaner’s conflicts of interest.

Response:

The Registration Statement has been revised to describe the Company’s policies and procedures for the review, approval and ratification of any transactions between the Company and related persons. Please see pages 118 and 119 of Amendment No. 1. A risk factor discussing the risk to investors resulting from Mr. Shaner’s conflicts of interest has been added to the Registration Statement. Please see page 29 of Amendment No. 1.

48.	Please disclose in a tabular format all of the payments, compensation, fees, and any other form of benefit or remuneration that each member of management and all of their affiliates will receive, either directly or indirectly, as a result of the Reorganization Transactions and the relationships disclosed in this section. We refer you to Item 404(c) of Regulation S-K.

Response:

Other than shares of the Company’s common stock to be received upon exchange of their equity interests in the Founding Companies, no member of management or any of their affiliates will receive any form of compensation, benefit or remuneration as a result of the Reorganization

Transactions. The shares of the Company’s common stock to be received by each member of management and their respective affiliates are set forth in the section entitled “Principal and Selling Stockholders” beginning on page 115 of Amendment No. 1.

49.	We note the reference in Note 11 to the Combined Financial Statements of the Founding Companies to the working capital loan payable by PennTex Illinois to Mr. Shaner in an amount of $1,820,000 at December 31, 2006. Please describe the loan in this section and summarize its material terms, including interest rate, and state whether it is payable on demand.

Response:

The Registration Statement has been revised to describe the working capital loan payable by PennTex Illinois to Mr. Shaner. Please see page 119 of Amendment No. 1.

50.	Explain in further detail which loans are “not in current compliance.”

Response:

The Registration Statement has been revised to more fully describe each instance of non-compliance with respect to the Founding Company credit facilities. Please see pages 119 and 120 of Amendment No. 1.

Description of Capital Stock

Voting Rights, page 108

51.	Please add a statement that your directors are elected by a plurality vote, as specified in Section 2.06(b) of your bylaws.

Response:

The Registration Statement has been revised to clarify that the Company’s directors are elected by plurality vote. Please see page 121 of Amendment No. 1.

Financial Statements, page F-1

52.	Please reposition the financial statements you provide for each of the entities participating in the reorganization transaction, so that the sequence in which they are presented is consistent with your planned organization structure following the reorganization transaction. The diagram provided on page 12 of the planned organization structure following the reorganization transaction indicates the primary sequential organization for the financial statements. As a secondary level of organization, the financial statements of any acquired entities should follow those of their respective acquiring entity. Additionally, please insert a separating page between each set of financial statements, labeled to indicate to which entity the financial statements that follow relate. Please modify all listings of the entities within the filing to correspond with this sequence.

Response:

The Registration Statement has been revised to reposition the financial statements in the order the Staff requested above, as well as to insert a separating page between each set of financial statements, labeled to indicate to which entity the financial statements that follow relate. The Registration Statement has also been revised so that each listing of these entities follows the same order.

Founding Companies of Rex Energy Corporation, page F-4

General

53.	Please update the financial statements to comply with the guidance in Rule 3-12 of Regulation S-X.

Response:

The Registration Statement has been revised to include interim period information in the Company’s financial statements and the notes thereto.

54.	Please include a disclosure that provides “combining” financial statements, to more fully and clearly present the underlying components of the combined financial statements, similar to the consolidating financial statements provide in Note 19 of Douglas Oil & Gas Limited Partnership’s financial statements on page F-79.

Response:

The Registration Statement has been revised to provide the “combining” financial statements requested in the comment above. Please see pages F-32 through F-39 of Amendment No. 1.

55.	Modify your list of Founding Companies on page F-9 to include, alongside each company name, the level of ownership represented in your combined financial statements, excluding minority interests.

Response:

The Registration Statement has been revised to include on page F-46 of Amendment No. 1 each Founding Company’s name, together with its level of ownership represented in the Company’s combined financial statements.

Report of Independent Registered Public Accounting Firm, page F-4

56.

The scope paragraph of your accountant’s opinion identifies the various entities audited that are included in the combined financial statements of Rex Energy Corporation, including Rex Energy Limited Partnership. You also identify this entity in your listing on page F-9. However, there appears to be no corresponding set of financial statements for this entity in the filing, and it is not identified in the index to the financial statements on page F-1. Please consult your accountant and address this inconsistency. Also tell us the reasons you have not included financial statements for Rex Energy I, LLC, identified as one of the primary subsidiaries on page 12.

Response:

The accounts and transactions of Rex Energy Limited Partnership (“Rex I”) were subjected to audit procedures in accordance with the standards of the PCAOB as part of the audit of the combined financial statements of the Founding Companies.

The Company has not included individual financial statements for Rex I in the Registration Statement because Rex I’s only significant asset for each of the three years in the period ended December 31, 2006 was an equity investment in Douglas Oil & Gas Limited Partnership (“Douglas”). Over 90% of Rex I’s assets and income or loss in each period represented the ownership and pass-through income or loss in Douglas. All intercompany balances and transactions have been eliminated in the combined financial statements of the Founding Companies. As is shown in the combining statement tables, which have been included in the notes to the combined financial statements of the Founding Companies beginning on page F-32, the remaining, non-intercompany accounts of Rex I represent less than 1% of the total assets and net income of the Combined Founding Companies for each period, and are inconsequential to the combined Founding Companies as a whole. Because these “combining” financial statement disclosures provide detail with respect to Rex I’s accounts, we believe we have made sufficient disclosure.

The Company has not included financial statements for Rex Energy I, LLC because it was formed in April 2007 and thus had no activity for the periods in question. It is not a Founding Company.

The Company has added Penn Tex Energy, Inc. to the description of the Reorganization Transactions and included it as a wholly owned subsidiary in the legal structure chart (see, for example, pages 11 and 12 of Amendment No. 1) to provide clarification regarding the Company’s legal structure after giving effect to the Reorganization Transactions. The singular purpose of this entity has been to act as the general partner of PennTex Resources, L.P., and the entity has no other assets or operations. The entity is wholly owned by Lance T. Shaner, who is also the 99% limited partner of PennTex Resources, L.P. The Company has not included audited financial statements for this entity because of its status as a legal entity only with no operations, whose accounts would be fully eliminated upon combination with the Founding Companies.

Note 1 – Summary of Significant Accounting Policies, pages F-9

Revenue Recognition, page F-13

57.	You state that “Natural gas and oil revenue is recognized when the oil and natural gas is delivered, a sales agreement exists, collection for amounts billed is reasonably assured, and the sales price is fixed or determinable.” Please expand your disclosure to clarify how the timing of recognition correlates with the physical movement of product and to describe the means by which conveyance and custody occurs.

It should be clear who performs product conveyance or service (you or third parties), and the point at which ownership and all risk of loss transfer s to the buyer . It should also be clear how you are able to establish compliance with each of the criteria described in SAB Topic 13 at the point of recognition. Additionally, please consult EITF 90-22, and disclose your accounting policy for gas-balancing arrangements.

Response:

The Registration Statement has been revised to clarify how the timing of recognition correlates with the physical movement of product and to describe the means by which conveyance and custody occurs. Please see page F-50 of Amendment No. 1.

Oil and Natural Gas Property, Depreciation and Depletion, page F-15

58.	We note your disclosure indicating that you update your DD&A rates annually to reflect addition of capital costs, reserve revisions and additions, property acquisition and dispositions, and impairments. While we understand that you may have established conventions which facilitate the process of calculating periodic units-of-production amortization, you would need to update the reserve estimates utilized in your formulas to reflect material information arising during the period, of which you become aware, including significant changes in your reserves or capitalized costs, such as those resulting from acquisitions, dispositions or discoveries, and material changes in the assumptions underlying your reserve estimates, such as changes in your drilling plans, production levels that are inconsistent with prior assumptions, or changes in commodity prices or production costs, as indicated in the guidance on estimates in APB 20 and SFAS 154.

Please implement procedures for monitoring changes in these and other factors underlying your reserve estimates; assessing the implications of such changes on your reserve estimates, amortization computations and views on recoverability; and adjusting your amortization formulas and property account balances as necessary to take into account all changes having material effects in the period that such changes occur and in which you become aware of the information. Please submit an analysis showing how the amortization expense you recorded each period would need to change to properly reflect material revisions in reserves and the related assumptions based on new information arising during the period, in advance of your scheduled reserve updates.

Response:

The Registration Statement has been revised to disclose the Company’s procedures for monitoring changes in factors underlying its reserve estimates, assessing the implications of such changes on the its reserve estimates, amortization computations and views on recoverability and adjusting its amortization formulas and property account balances as necessary to take into account all changes having material effects in the period that such changes occur and in which the Company becomes aware of the information. Please see page F-53 of Amendment No. 1.

Note 20 – Oil and Natural Gas Capitalized Costs, page F-40

59.	We note that you identify capitalized asset retirement obligation costs as a separate line item in your table of oil and natural gas capitalized costs for each year, which is somewhat contrary to the guidance in paragraph 11 of SFAS 143, requiring adjustment to the asset to which an asset retirement liability relates. Accordingly, we believe you should reclassify the asset retirement obligation costs to the related asset line items to which the corresponding asset retirement obligation relates. The amount of asset retirement costs included may be described in a footnote to the schedule, if so desired. Similar adjustments should also be made to the corresponding information presented elsewhere in your filing. You may refer to our February 2004 industry letter for guidance on related topics, accessible on our website at the following address: http://www.sec.gov/divisions/corpfin/guidance/oilgasletter.htm.

Response:

The Registration Statement has been revised to reclassify the asset retirement obligation costs to the related asset line items to which the corresponding asset retirement obligation relates in our table of oil, and natural gas capitalized costs. Please see, for example, page F-77 of Amendment No. 1.

PennTex Resources, L.P., page F-118

Note 17 – Restatement of Previously Issued Statements Due to Corrections, page F-137

60.	We note that you made corrections to your accounting of various 2005 transactions, resulting in a restatement that affected many line items of your previously issued 2005 financial statements. Please consult with your external accountant concerning the need to provide explanatory language regarding such restatement in their audit opinion, per paragraph 11(d) of AU Section 508. Similar consideration should be given to the PennTex Resources Illinois, Inc. financial statements on page F-246.

Response:

The Company’s external accounting firm has revised its opinions with respect to Rex Energy II Limited Partnership, PennTex Resources, L.P., and PennTex Resources Illinois, Inc. to provide explanatory language regarding the 2005 restatements in their audit opinions. Please see pages F-183, F-296 and F-321 of Amendment No. 1.

Rex Energy III LLC, page F-163

Note 1 – Summary of Significant Accounting Policies, page F-168

61.	You state that Rex Energy III LLC was formed on October 7, 2004. However, the corresponding statement of changes in members’ equity indicates that the formation occurred sometime during 2006. Please clarify your disclosure to clearly describe and distinguish the formation date of this entity and the date it commenced business operations, if different.

Response:

The Registration Statement has been revised to clarify that Rex Energy III LLC was formed on October 7, 2004, but commenced business operations in June of 2006. Please see page F-228 of Amendment No. 1.

Rex Energy II Alpha Limited Partnership, page F-229

Report of Independent Registered Public Accounting Firm, page F-229

62.	The periods indicated as having been audited by your external accountant in their audit opinion, the years ended December 31, 2006 and 2005, do not correspond with the period for which the entity existed, which is described as having been formed on March 3, 2005 in Note 1 on page F-234. Please consult with your external accountant to remedy this inconsistency.

Response:

The Company’s external accounting firm has revised its opinion with respect to Rex II Alpha to correct the references to the periods for which Rex II Alpha’s balance sheets have been audited. Please see page F-183 of Amendment No. 1.

Engineering Comments

Our Active Projects, page 5

Illinois Basin Projects – New Albany Shale, page 6

63.	Please revise the filing to remove the estimated gas in place in the New Albany Shale by the Devonian Shale Task Group and the National Petroleum Council Committee. This volume does not represent proved reserve or reserves net to your interest.

Response:

The Registration Statement has been revised to remove the reference to the estimated gas in place in the New Albany Shale by the Devonian Shale Task Group and the National Petroleum Council Committee. Please see page 6 of Amendment No. 1.

Business, page 60

Areas of Operations, page 63

Illinois Basin Properties, page 63

64.	Please revise the filing to remove Surtek’s estimated recovery factor due to the ASP process. This volume does not represent proved reserves and therefore cannot be disclosed in SEC filings.

Response:

The Registration Statement has been revised to remove the reference to Surtek’s estimated recovery factor. Please see page 71 of Amendment No. 1.

Acreage Summary, page 72

65.	Please revise the filing to include the total number of gross and net productive oil and gas wells, expressed separately for oil and gas that you have an interest in. See paragraph 4 Productive Wells and acreage in Industry Guide 2.

Response:

The Registration Statement has been revised to include the Company’s total number of gross and net productive oil and natural gas wells. Please see page 78 of Amendment No. 1.

Notes to the Combined Financial Statements, page

Oil and Natural Gas Reserve Quantities, page F-41

66.	Please include proved developed reserve volumes for Rex Energy Corporation and each of the subsidiaries in their table of reserve quantities.

Response:

The Registration Statement has been revised to include the proved developed reserve volumes for Rex Energy Corporation and each of the subsidiaries in the table of reserves quantities. Please see, for example, page F-79 of Amendment No. 1.

Standardized Measure of Discounted Future Net Cash Flows, page F-42

67.	Revise your document to include future income taxes or tell us why it is not necessary.

Response:

The Company’s historical standardized measure does not deduct state or federal taxes because each of the Founding Companies was a flow-through entity for state and federal tax purposes. The Company’s pro forma standardized measure does deduct state and federal taxes.

Please direct any comments or questions regarding the Company’s responses to the Staff’s comments or Amendment No. 1 to Charles L. Strauss at this Firm at (713) 651-5535 or by facsimile at (713) 651-5246.

Sincerely,

/s/ Fulbright & Jaworski L.L.P

Fulbright & Jaworski L.L.P.